Convertible Promissory Notes (Details Narrative) - USD ($)				9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 09, 2025	Aug. 27, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 01, 2025	Mar. 29, 2023
Short-Term Debt [Line Items]
Principal payment							$ 10,700,000	$ 14,500,000
Proceeds from convertible debt					$ 550,000
Gain (loss) on extinguishment of debt					3,336,213
Unsecured Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Principal payment	$ 10,700,000	$ 700,000	$ 700,000	$ 10,700,000
Original issue discount		20.00%	20.00%
Maturity date		Sep. 09, 2026	Sep. 09, 2026
Proceeds from convertible debt	$ 600,000	$ 600,000	$ 600,000	$ 600,000
Original issue discount		$ 100,000	$ 100,000		100,000
Conversion price	$ 800			$ 800
Carrying amount	$ 700,000			$ 700,000
Fair value exceeded	$ 800,000			$ 800,000
Gain (loss) on extinguishment of debt					$ 100,000